Financial instruments (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Financial Instruments [Abstract]
Cash	$ 3,446,111	$ 21,106
Current liabilities	18,750,355	$ 8,504,268
Credit Risk [Member]
Financial Instruments [Abstract]
Carrying value of financial assets	10,592,093
Liquidity Risk [Member]
Financial Instruments [Abstract]
Cash	3,446,111
Current liabilities	$ 11,847,575
Financial instruments contractual obligations period	1 year